Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefit Expense [Abstract]
Discount rate	2.60%	3.70%
Rate of compensation increase	1.80%	2.30%